Discontinued operation - Discontinued operation consolidated operations income loss (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Net income/(loss) from discontinued operations, net of income tax		$ (29,712)	$ 22,929
Income/(loss) before income tax		152,980
Net income/(loss) from discontinued operations, net of income tax		29,712	$ (22,929)
Discontinued Operations | China Mainland Business
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$ 14,910	337,029
Cost of revenues	(20,476)	(86,241)
Gross profit/(loss)	(5,566)	250,788
Operating expenses:
Sales and marketing expenses	(8,225)	(161,148)
Product development expenses	(1,839)	(27,514)
General and administrative expenses	(13,804)	(48,506)
Goodwill and intangibles impairment		(4,976)
Total operating expenses	(23,868)	(242,144)
Other income	460	3,586
Net income/(loss) from discontinued operations, net of income tax	(28,974)	12,230
Other income, net	1,107	3,405
Income/(loss) before income tax	(27,867)	15,635
Income tax benefits/(expenses)	(1,845)	7,294
Net income/(loss) from discontinued operations, net of income tax	$ (29,712)	$ 22,929